Earnings Per Share (Calculation of Basic and Diluted EPS) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net earnings attributable to PMI	$ 2,095	$ 2,227	$ 2,317	$ 2,161	$ 1,886	$ 2,377	$ 2,409	$ 1,919	$ 8,800	$ 8,591	$ 7,259
Less distributed and undistributed earnings attributable to share-based payment awards									48	49	33
Net earnings for basic and diluted EPS									$ 8,752	$ 8,542	$ 7,226
Weighted-average shares for basic EPS									1,692	1,761	1,839
Plus incremental shares from assumed conversions:
Stock options									0	1	3
Weighted-average shares for diluted EPS									1,692	1,762	1,842